Income Taxes - Components (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Current
Federal					$ (1,674)	$ (688)
State					(737)	(680)
Total current					(2,411)	(1,368)
Deferred
Federal					(6,852)	7,183
State					(2,076)	5,675
Total deferred					(8,928)	12,858
Total income tax benefit (expense)	$ 1,746	$ (2,096)	$ 624	$ (4,687)	$ (11,339)	$ 11,490